T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND
August 31, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 21.0%
FINANCIAL INSTITUTIONS 4.9%
Banking 2.6%
AIB Group, VR, 4.263%, 4/10/25 (1)(2)	2,920	3,030
Arion Banki, 1.00%, 3/20/23 (EUR)	2,949	3,266
Banco Comercial Portugues, VR, 4.50%, 12/7/27 (EUR) (1)(3)	2,800	3,154
Banco de Bogota, 4.375%, 8/3/27 (2)	1,000	1,059
Capital One Financial, 0.80%, 6/12/24 (EUR)	1,750	1,970
Credit Agricole, 3.25%, 10/4/24 (2)	2,225	2,292
Danske Bank, 2.00%, 9/8/21 (2)	1,745	1,728
Danske Bank, 5.375%, 1/12/24 (2)	3,120	3,435
FirstRand Bank, VR, 6.25%, 4/23/28 (1)	3,100	3,286
HDFC Bank, 8.10%, 3/22/25 (INR)	150,000	2,184
Morgan Stanley, 4.10%, 5/22/23	3,575	3,784
Synchrony Financial, 2.85%, 7/25/22	1,565	1,583
		30,771
Brokerage Asset Managers Exchanges 0.2%
LHC3, 4.125%, 8/15/24 (EUR) (4)	2,205	2,505
		2,505
Finance Companies 0.9%
AerCap Ireland Capital, 4.45%, 4/3/26	1,950	2,094
AerCap Ireland Capital, 4.875%, 1/16/24	1,320	1,427
Avolon Holdings Funding, 4.375%, 5/1/26 (2)	1,120	1,168
GE Capital European Funding, 2.625%, 3/15/23 (EUR)	3,330	3,857
GE Capital International Funding, 4.418%, 11/15/35	1,620	1,643
		10,189
Financial Other 1.1%
ADO Properties, 1.50%, 7/26/24 (EUR)	4,200	4,703
Cabot Financial Luxembourg, 7.50%, 10/1/23 (GBP)	2,540	3,202
Housing Development Finance, 6.875%, 4/30/20 (INR)	180,000	2,539
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T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Odyssey Europe Holdco, 8.00%, 5/15/23 (EUR)	1,805	1,774
		12,218
Real Estate Investment Trusts 0.1%
VEREIT Operating Partnership, 3.95%, 8/15/27	990	1,060
		1,060
Total Financial Institutions		56,743
INDUSTRIAL 16.0%
Basic Industry 1.6%
ABJA Investment, 5.45%, 1/24/28	2,500	2,394
Consolidated Energy Finance, 6.50%, 5/15/26 (2)	1,785	1,789
Constellium, 6.625%, 3/1/25 (2)(3)	2,695	2,813
Israel Chemicals, 6.375%, 5/31/38 (2)	2,500	2,961
Kraton Polymers, 5.25%, 5/15/26 (EUR)	2,145	2,432
SASOL Financing USA, 5.875%, 3/27/24 (3)	2,950	3,179
Suzano Austria, 6.00%, 1/15/29 (3)	2,825	3,139
		18,707
Capital Goods 0.4%
Ardagh Packaging Finance, 6.75%, 5/15/24 (EUR)	900	1,043
General Electric, 0.875%, 5/17/25 (EUR)	700	756
General Electric, 3.45%, 5/15/24	2,280	2,312
Trivium Packaging Finance, 3.75%, 8/15/26 (EUR) (2)	270	316
		4,427
Communications 4.1%
Altice Financing, 7.50%, 5/15/26 (2)	1,500	1,594
Altice Finco, 8.125%, 1/15/24 (2)	10	10
Altice Luxembourg, 7.25%, 5/15/22 (EUR)	870	978
Altice Luxembourg, 7.625%, 2/15/25 (2)	1,605	1,657
Altice Luxembourg, 7.75%, 5/15/22 (2)	85	87
Arqiva Broadcast Finance, 6.75%, 9/30/23 (GBP)	1,160	1,504
Axtel, 6.375%, 11/14/24 (2)	2,350	2,385
C&W Senior Financing, 6.875%, 9/15/27 (2)	1,615	1,726

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
C&W Senior Financing, 7.50%, 10/15/26 (2)(3)	1,450	1,577
Comcast, 3.375%, 8/15/25	2,970	3,157
CSC Holdings, 6.50%, 2/1/29 (2)	2,315	2,587
Diamond Sports Group, 5.375%, 8/15/26 (2)	1,690	1,775
Empresa Nacional de Telecomunicaciones, 4.875%, 10/30/24	2,750	2,905
Globo Comunicacao e Participacoes, 4.843%, 6/8/25	500	521
Globo Comunicacao e Participacoes, 5.125%, 3/31/27	3,200	3,268
Intelsat Jackson Holdings, 9.50%, 9/30/22 (2)	2,255	2,610
MTN Mauritius Investments, 4.755%, 11/11/24 (3)	3,225	3,282
Netflix, 4.625%, 5/15/29 (EUR) (2)	2,250	2,824
Turk Telekomunikasyon, 6.875%, 2/28/25 (2)(3)	3,100	3,158
Virgin Media Receivables Financing Notes, 5.75%, 4/15/23
(GBP)	1,365	1,711
Virgin Media Secured Finance, 4.875%, 1/15/27 (GBP)	1,880	2,384
Virgin Media Secured Finance, 5.125%, 1/15/25 (GBP)	1,350	1,699
Zayo Group, 5.75%, 1/15/27 (2)	2,230	2,275
Zayo Group, 6.375%, 5/15/25	1,820	1,870
		47,544
Consumer Cyclical 1.7%
Country Garden Holdings, 8.00%, 1/27/24 (3)	1,400	1,502
Douglas, 6.25%, 7/15/22 (EUR) (3)	2,645	2,892
eG Global Finance, 4.375%, 2/7/25 (EUR) (2)	1,015	1,083
Ford Motor Credit, 3.336%, 3/18/21	3,375	3,393
Ford Motor Credit, 3.813%, 10/12/21	2,310	2,346
Las Vegas Sands, 3.20%, 8/8/24	1,965	2,005
Panther BF Aggregator 2, 6.25%, 5/15/26 (2)	1,125	1,167
QVC, 5.125%, 7/2/22	2,010	2,121
Shimao Property Holdings, 6.125%, 2/21/24	2,800	2,946
Yanlord Land, 6.75%, 4/23/23	1,200	1,231
		20,686

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Consumer Non-Cyclical 4.1%
Albertsons, 5.75%, 3/15/25	1,660	1,706
Albertsons, 7.50%, 3/15/26 (2)	1,885	2,097
Altria Group, 1.00%, 2/15/23 (EUR)	3,950	4,483
Avantor, 4.75%, 10/1/24 (EUR)	2,490	2,938
Avantor, 9.00%, 10/1/25 (2)	3,705	4,163
B&G Foods, 5.25%, 4/1/25	1,520	1,541
Bausch Health, 9.00%, 12/15/25 (2)	715	804
Bausch Health Americas, 8.50%, 1/31/27 (2)	1,815	2,015
Becton Dickinson Euro Finance, 1.208%, 6/4/26 (EUR)	4,060	4,670
Bristol-Myers Squibb, 3.20%, 6/15/26 (2)	4,050	4,286
Bunge Finance Europe, 1.85%, 6/16/23 (EUR)	3,980	4,558
Cigna, 4.125%, 11/15/25	3,435	3,687
CVS Health, 3.00%, 8/15/26 (3)	400	404
CVS Health, 3.70%, 3/9/23	3,290	3,440
Energizer Gamma Acquisition, 4.625%, 7/15/26 (EUR)	1,535	1,768
Minerva Luxembourg, 6.50%, 9/20/26	2,700	2,805
Mriya Farming, EC, 0.50%, 12/31/25 (2)(5)	293	17
Sigma Holdco, 5.75%, 5/15/26 (EUR)	2,015	2,181
		47,563
Energy 2.1%
DCP Midstream Operating, 6.75%, 9/15/37 (2)	355	373
DCP Midstream Operating, VR, 5.85%, 5/21/43 (1)(2)	535	475
Diamondback Energy, 5.375%, 5/31/25	2,800	2,943
Eni, 4.25%, 5/9/29 (2)(3)	4,365	4,790
Occidental Petroleum, 3.20%, 8/15/26	350	353
Occidental Petroleum, 4.40%, 8/15/49 (3)	515	534
Peru LNG, 5.375%, 3/22/30	2,300	2,490
Seven Generations Energy, 5.375%, 9/30/25 (2)	1,760	1,690
Seven Generations Energy, 6.75%, 5/1/23 (2)	275	277
Targa Resources Partners, 6.875%, 1/15/29 (2)	2,515	2,779

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Transcanada Trust, Series 17-A, VR, 4.65%, 5/18/77 (CAD) (1)	3,585	2,605
Woodside Finance, 4.50%, 3/4/29 (2)	4,485	4,929
		24,238
Industrial Other 0.2%
SM Investments, 4.875%, 6/10/24	2,300	2,408
		2,408
Technology 1.3%
Baidu, 3.875%, 9/29/23	1,155	1,213
Baidu, 4.375%, 3/29/28	2,000	2,183
Fidelity National Information Services, 2.602%, 5/21/25 (GBP)	3,890	4,989
Fiserv, 0.375%, 7/1/23 (EUR)	760	850
Fiserv, 3.00%, 7/1/31 (GBP)	2,173	2,844
Micron Technology, 4.64%, 2/6/24	3,200	3,404
		15,483
Transportation 0.5%
Emirates Airline, 4.50%, 2/6/25	2,449	2,505
ICTSI Treasury, 4.625%, 1/16/23	600	626
ICTSI Treasury, 5.875%, 9/17/25 (3)	2,300	2,519
		5,650
Total Industrial		186,706
UTILITY 0.1%
Electric 0.1%
Enel Chile, 4.875%, 6/12/28	1,500	1,675
Total Utility		1,675
Total Corporate Bonds (Cost $238,049)		245,124

ASSET-BACKED SECURITIES 2.6%
Car Loan 0.9%
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class D
2.74%, 12/8/22	565	569

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
AmeriCredit Automobile Receivables Trust
Series 2018-1, Class D
3.82%, 3/18/24	1,265	1,307

Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class C
4.53%, 3/20/23 (2)	990	1,025

CarMax Auto Owner Trust
Series 2017-1, Class D
3.43%, 7/17/23	625	635

Ford Credit Auto Owner Trust
Series 2019-1, Class B
3.82%, 7/15/30 (2)	2,170	2,293

Santander Drive Auto Receivables Trust
Series 2015-2, Class E
4.02%, 9/15/22 (2)	1,750	1,754

Santander Drive Auto Receivables Trust
Series 2018-2, Class D
3.88%, 2/15/24	2,245	2,307

SMART Trust
Series 2016-2US, Class A4A
2.05%, 12/14/22	840	837

		10,727
Other Asset-Backed Securities 1.6%

Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (2)	2,100	2,157

Barings
Series 2016-2A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 3.358%, 7/20/28 (2)	1,520	1,517

Benefit Street Partners
Series 2014-IVA, Class A2RR, CLO, FRN
3M USD LIBOR + 1.75%, 4.028%, 1/20/29 (2)	1,050	1,050

BlueMountain
Series 2012-2A, Class AR2, CLO, FRN
3M USD LIBOR + 1.05%, 3.186%, 11/20/28 (2)	3,730	3,723

CBAM
Series 2019-9A, Class A, CLO, FRN
3M USD LIBOR + 1.28%, 4.009%, 2/12/30 (2)	2,120	2,116

Golub Capital Partners
Series 2018-39A, Class A1, CLO, FRN
3M USD LIBOR + 1.15%, 3.428%, 10/20/28 (2)	1,940	1,937

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Hilton Grand Vacations Trust
Series 2014-AA, Class A
1.77%, 11/25/26 (2)	109	109
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28 (2)	230	231
Madison Park Funding XXXVII
Series 2019-37A, Class A1, CLO, FRN
3M USD LIBOR + 1.30%, 3.603%, 7/15/32 (2)	700	701
MVW Owner Trust
Series 2013-1A, Class A
2.15%, 4/22/30 (2)	37	36
MVW Owner Trust
Series 2014-1A, Class A
2.25%, 9/22/31 (2)	59	59
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (2)	136	137
MVW Owner Trust
Series 2017-1A, Class C
2.99%, 12/20/34 (2)	165	164
OZLM VIII
Series 2014-8A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.80%, 4.103%, 10/17/29 (2)	1,670	1,662
Sierra Timeshare Receivables Funding
Series 2015-1A, Class A
2.40%, 3/22/32 (2)	11	11
Southwick Park
Series 2019-4A, Class A1, CLO, FRN
3M USD LIBOR + 1.30%, 3.466%, 7/20/32 (2)	2,820	2,818
		18,428
Student Loan 0.1%
Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58 (2)	805	854
		854
Total Asset-Backed Securities (Cost $29,656)		30,009

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
BANK LOANS 3.2% (6)
INDUSTRIAL 2.9%
Capital Goods 0.4%
Summit Materials, FRN, 3M USD LIBOR + 2.00%, 4.112%,
11/21/24	4,987	4,966
		4,966
Communications 1.1%
Asurion, FRN, 3M USD LIBOR + 6.50%, 8.612%, 8/4/25	2,360	2,393
Charter Communications Operating, FRN, 3M USD LIBOR +
2.00%, 4.33%, 4/30/25	4,987	4,997
Level 3 Parent, FRN, 3M USD LIBOR + 2.25%, 4.362%, 2/22/24	5,000	5,002
		12,392
Consumer Cyclical 0.8%
KFC Holding, FRN, 3M USD LIBOR + 1.75%, 3.932%, 4/3/25	4,987	4,974
Marriott Ownership Resorts, FRN, 3M USD LIBOR + 2.25%,
4.362%, 8/29/25	4,987	4,998
		9,972
Technology 0.6%
Kronos, FRN, 3M USD LIBOR + 8.25%, 10.503%, 11/1/24	1,940	1,982
Microchip Technology, FRN, 3M USD LIBOR + 2.00%, 4.12%,
5/29/25	4,666	4,662
		6,644
Total Industrial		33,974
UTILITY 0.3%
Electric 0.3%
Vistra Operations, FRN, 3M USD LIBOR + 2.00%, 4.112%,
8/4/23	3,404	3,406
Total Utility		3,406
Total Bank Loans (Cost $37,491)		37,380

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
NON-U. S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 5.9%
Collateralized Mortgage Obligations 4.3%
Angel Oak Mortgage Trust I
Series 2019-1, Class A1, CMO, ARM
3.92%, 11/25/48 (2)	1,963	1,997
Angel Oak Mortgage Trust I
Series 2019-2, Class M1, CMO, ARM
4.065%, 3/25/49 (2)	2,815	2,904
Bayview Opportunity Master Fund IVa Trust
Series 2017-SPL5, Class A, CMO, ARM
3.50%, 6/28/57 (2)	201	204
COLT Mortgage Loan Trust
Series 2018-1, Class A3, CMO, ARM
3.084%, 2/25/48 (2)	51	51
COLT Mortgage Loan Trust
Series 2019-1, Class A3, CMO, ARM
4.012%, 3/25/49 (2)	2,248	2,282
COLT Mortgage Loan Trust
Series 2019-2, Class A3, CMO, ARM
3.541%, 5/25/49 (2)	2,298	2,339
Connecticut Avenue Securities
Series 2018-C04, Class 2M2, CMO, ARM
1M USD LIBOR + 2.55%, 4.695%, 12/25/30	1,670	1,699
Deephaven Residential Mortgage Trust
Series 2018-3A, Class M1, CMO, ARM
4.357%, 8/25/58 (2)	1,680	1,720
Deephaven Residential Mortgage Trust
Series 2019-2A, Class A3, CMO, ARM
3.763%, 4/25/59 (2)	878	886
Deephaven Residential Mortgage Trust
Series 2019-2A, Class M1, CMO, ARM
3.921%, 4/25/59 (2)	1,190	1,216
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM
3.595%, 12/25/46 (2)	1,231	1,237
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.853%, 5/25/47 (2)	396	399

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (2)	907	909
Homeward Opportunities Fund I Trust
Series 2019-1, Class A3, CMO, ARM
3.606%, 1/25/59 (2)	1,213	1,225
Homeward Opportunities Fund I Trust
Series 2019-1, Class M1, CMO, ARM
3.951%, 1/25/59 (2)	1,075	1,099
Homeward Opportunities Fund I Trust
Series 2019-2, Class B1, CMO, ARM
4.087%, 9/25/59 (2)	2,250	2,260
Mill City Mortgage Loan Trust
Series 2016-1, Class A1, CMO, ARM
2.50%, 4/25/57 (2)	75	75
Mill City Mortgage Loan Trust
Series 2018-1, Class A1, CMO, ARM
3.25%, 5/25/62 (2)	729	745
New Residential Mortgage Loan Trust
Series 2018-NQM1, Class A2, CMO, ARM
4.087%, 11/25/48 (2)	1,556	1,583
New Residential Mortgage Loan Trust
Series 2019-NQM1, Class A3, CMO, ARM
3.928%, 1/25/49 (2)	1,461	1,495
New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A2, CMO, ARM
3.701%, 4/25/49 (2)	2,552	2,587
Seasoned Credit Risk Transfer Trust
Series 2017-2, Class M1, CMO, ARM
4.00%, 8/25/56 (2)	740	745
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (2)	1,033	1,068
Sequoia Mortgage Trust
Series 2018-CH4, Class A19, CMO, ARM
4.50%, 10/25/48 (2)	1,072	1,108
Starwood Mortgage Residential Trust
Series 2019-1, Class A3, CMO, ARM
3.299%, 6/25/49 (2)	2,668	2,674
Starwood Mortgage Residential Trust
Series 2019-IMC1, Class M1, CMO, ARM
4.094%, 2/25/49 (2)	1,425	1,511

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2016-DNA1, Class M2, CMO, ARM
1M USD LIBOR + 2.90%, 5.166%, 7/25/28	123	123
Structured Agency Credit Risk Debt Notes
Series 2017-SPI1, Class M2, CMO, ARM
3.981%, 9/25/47 (2)	675	673
Structured Agency Credit Risk Debt Notes
Series 2018-SPI3, Class M2, CMO, ARM
4.161%, 8/25/48 (2)	920	931
Structured Agency Credit Risk Debt Notes
Series 2019-DNA3, Class M2, CMO, ARM
1M USD LIBOR + 2.05%, 4.195%, 7/25/49 (2)	1,570	1,573
Towd Point Mortgage Trust
Series 2015-3, Class A1B, CMO, ARM
3.00%, 3/25/54 (2)	120	120
Towd Point Mortgage Trust
Series 2017-1, Class M1, CMO, ARM
3.75%, 10/25/56 (2)	1,035	1,088
Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57 (2)	750	760
Towd Point Mortgage Trust
Series 2017-6, Class A1, CMO, ARM
2.75%, 10/25/57 (2)	748	759
Towd Point Mortgage Trust
Series 2019-1, Class A1, CMO, ARM
3.75%, 3/25/58 (2)	1,154	1,211
Verus Securitization Trust
Series 2018-3, Class M1, CMO, ARM
4.595%, 10/25/58 (2)	2,050	2,113
Verus Securitization Trust
Series 2019-1, Class A1, CMO, ARM
3.836%, 2/25/59 (2)	2,733	2,773
Verus Securitization Trust
Series 2019-INV1, Class B1, CMO
4.991%, 12/25/59 (2)	2,365	2,409
		50,551
Commercial Mortgage-Backed Securities 1.6%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class B, ARM
1M USD LIBOR + 1.08%, 3.275%, 9/15/34 (2)	995	995

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Ashford Hospitality Trust
Series 2018-ASHF, Class C, ARM
1M USD LIBOR + 1.40%, 3.595%, 4/15/35 (2)	500	499
BX Trust
Series 2018-GW, Class C, ARM
1M USD LIBOR + 1.22%, 3.415%, 5/15/35 (2)	1,040	1,039
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class 65B, ARM
4.14%, 5/15/52 (2)	1,055	1,093
CGGS Commercial Mortgage Trust
Series 2018-WSS, Class B, ARM
1M USD LIBOR + 1.10%, 3.295%, 2/15/37 (2)	550	548
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class B, ARM
4.432%, 9/15/48	560	615
Commercial Mortgage Trust
Series 2014-CR14, Class B, ARM
4.787%, 2/10/47	1,390	1,521
Commercial Mortgage Trust
Series 2015-CR25, Class C, ARM
4.695%, 8/10/48	950	1,010
Commercial Mortgage Trust
Series 2015-PC1, Class B, ARM
4.585%, 7/10/50	1,500	1,628
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class E, ARM
1M USD LIBOR + 2.15%, 4.345%, 5/15/36 (2)	2,555	2,566
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class C, ARM
4.909%, 1/15/49	1,065	1,164
Great Wolf Trust
Series 2017-WOLF, Class C, ARM
1M USD LIBOR + 1.32%, 3.515%, 9/15/34 (2)	1,325	1,325
Hilton Orlando Trust
Series 2018-ORL, Class B, ARM
1M USD LIBOR + 1.05%, 3.245%, 12/15/34 (2)	940	939
InTown Hotel Portfolio Trust
Series 2018-STAY, Class C, ARM
1M USD LIBOR + 1.25%, 3.445%, 1/15/33 (2)	745	744

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust
Series 2015-C28, Class B
3.986%, 10/15/48	1,105	1,174
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2017-JP5, Class AS, ARM
3.876%, 3/15/50	655	716
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34, Class C, ARM
4.325%, 11/15/52	535	574
		18,150
Total Non-U.S. Government Mortgage-Backed Securities (Cost $67,162)		68,701

U. S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 8.2%
U. S. Government Agency Obligations 6.4% (7)
Federal Home Loan Mortgage
4.00%, 10/1/40 - 12/1/41	395	423
4.50%, 6/1/39 - 5/1/42	68	75
5.00%, 11/1/36 - 8/1/40	79	88
5.50%, 10/1/38	8	9
Federal National Mortgage Assn. , UMBS
3.00%, 9/1/32 - 11/1/33	4,642	4,774
3.50%, 11/1/45 - 11/1/48	14,745	15,364
4.00%, 1/1/41 - 8/1/49	3,030	3,188
4.50%, 7/1/39 - 9/1/48	12,343	13,286
5.00%, 7/1/33 - 9/1/48	6,070	6,615
5.50%, 4/1/35 - 5/1/44	1,077	1,219
6.00%, 4/1/35 - 2/1/39	197	225
6.50%, 9/1/36 - 8/1/37	46	54
UMBS, TBA
3.00%, 10/1/34 (8)	27,657	28,354
5.00%, 10/1/49 (8)	650	695
		74,369

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
U. S. Government Obligations 1.8%
Government National Mortgage Assn.
3.50%, 9/15/41 - 2/20/48	8,396	8,830
4.00%, 9/20/40 - 10/20/48	6,561	6,878
4.50%, 3/20/47 - 3/20/49	1,657	1,742
5.00%, 3/20/41 - 6/20/49	2,915	3,098
Government National Mortgage Assn. , CMO, IO
4.00%, 2/20/43	93	11
4.50%, 11/20/39 - 12/20/39	60	1
Government National Mortgage Assn. , TBA, 4.00%
10/20/49 (8)	565	588
		21,148
Total U. S. Government & Agency Mortgage-Backed Securities (Cost $94,029)		95,517

U. S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 2.3%
U. S. Treasury Obligations 2.3%
U. S. Treasury Bonds, 2.25%, 8/15/49	1,800	1,915
U. S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45	3,399	3,708
U. S. Treasury Notes, 2.25%, 3/31/26	18,000	18,900
U. S. Treasury Notes, 3.125%, 11/15/28	1,900	2,164
Total U. S. Treasury Obligations		26,687
Total U. S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$25,246)		26,687

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 44.1%
Government Sponsored 0.1%
First Abu Dhabi Bank, VR, 5.25% (1)(9)	1,700	1,723
		1,723
Owned No Guarantee 4.7%
1MDB Global Investments, 4.40%, 3/9/23	4,500	4,315
China Development Bank, 3.68%, 2/26/26 (CNY)	80,000	11,252

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
China Development Bank, 4.24%, 8/24/27 (CNY)	30,000	4,375
China Development Bank, 4.88%, 2/9/28 (CNY)	10,000	1,523
Eskom Holdings, 5.75%, 1/26/21	4,550	4,574
Eskom Holdings, 6.75%, 8/6/23	1,500	1,542
Eskom Holdings, 7.125%, 2/11/25	1,675	1,725
Export-Import Bank of India, 3.875%, 10/2/19	1,550	1,552
Export-Import Bank of India, 8.375%, 7/24/25 (INR)	49,000	717
Islandsbanki, 1.125%, 4/12/22 (EUR)	3,350	3,756
Landsbankinn, 1.00%, 5/30/23 (EUR)	3,450	3,814
NTPC, 7.25%, 5/3/22 (INR)	50,000	704
NTPC, 7.375%, 8/10/21 (INR)	60,000	839
Perusahaan Gas Negara, 5.125%, 5/16/24	2,125	2,324
Perusahaan Gas Negara, 5.125%, 5/16/24 (2)	200	219
Perusahaan Listrik Negara, 5.45%, 5/21/28	1,900	2,230
Petroleos de Venezuela, 6.00%, 5/16/24 (10)(11)	770	104
Petroleos de Venezuela, 9.00%, 11/17/21 (10)(11)	510	75
Petroleos de Venezuela, 12.75%, 2/17/22 (10)(11)	15	2
Petroleos Mexicanos, 2.50%, 8/21/21 (EUR)	1,400	1,556
Petroleos Mexicanos, 6.50%, 3/13/27	3,455	3,555
Saudi Arabian Oil, 3.50%, 4/16/29 (2)	1,500	1,603
Saudi Arabian Oil, 4.375%, 4/16/49 (2)	1,000	1,146
Syngenta Finance, 3.933%, 4/23/21 (2)	1,420	1,445
		54,947
Sovereign 2.6%
Commonwealth of Bahamas, 6.00%, 11/21/28 (2)	1,140	1,273
Government of Bermuda, 4.75%, 2/15/29 (2)(3)	4,610	5,336
Government of Romania, 2.875%, 3/11/29 (EUR)	696	861
Lebanese Republic, 6.375%, 3/9/20 (3)	1,800	1,695
Republic of Albania, 3.50%, 10/9/25 (EUR) (2)	1,490	1,756
Republic of Argentina, 3.375%, 1/15/23 (EUR)	3,950	1,719
Republic of Argentina, 7.50%, 4/22/26	3,532	1,382

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Republic of Croatia, 3.875%, 5/30/22 (EUR)	2,275	2,773
Republic of El Salvador, 7.375%, 12/1/19	7,450	7,506
Republic of Serbia, 1.50%, 6/26/29 (EUR) (2)	2,460	2,821
Republic of Sri Lanka, 6.25%, 7/27/21	1,600	1,628
Republic of Venezuela, 6.00%, 12/9/20 (10)(11)	205	32
Republic of Venezuela, 7.75%, 10/13/19 (10)(11)	400	65
Socialist Republic of Vietnam, 6.75%, 1/29/20	1,450	1,476
		30,323
Supranational 1.7%
European Bank for Reconstruction & Development, 6.25%,
7/25/22 (IDR)	123,500,000	8,612
European Investment Bank, 1.25%, 5/12/25 (SEK)	100,500	11,055
		19,667
Treasuries 35.0%
Bonos de la Tesoreria de la Republica, 4.00%, 3/1/23 (CLP) (2)	10,200,000	15,017
Bonos de la Tesoreria de la Republica, 4.70%, 9/1/30 (CLP) (2)	6,875,000	11,350
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/23
(BRL)	64,530	17,056
Bundesobligation, 0.00%, 10/13/23 (EUR)	4,500	5,145
Egypt Treasury Bills, 16.149%, 1/28/20 (EGP)	26,900	1,523
Egypt Treasury Bills, 16.149%, 1/14/20 (EGP)	27,600	1,572
Egypt Treasury Bills, 16.629%, 1/7/20 (EGP)	55,200	3,178
Egypt Treasury Bills, 17.35%, 9/24/19 (EGP)	10,000	598
Egypt Treasury Bills, 17.701%, 11/5/19 (EGP)	99,500	5,878
Egypt Treasury Bills, 17.895%, 11/12/19 (EGP)	12,000	702
Government of Canada, 1.50%, 6/1/23 (CAD)	13,930	10,554
Government of Egypt, 17.15%, 7/5/26 (EGP)	54,000	3,658
Government of France, 0.23%, 3/25/24 (EUR)	5,800	6,601
Government of France, 2.00%, 5/25/48 (EUR) (2)	3,460	5,479
Government of India, 8.12%, 12/10/20 (INR)	163,000	2,348
Government of India, 8.24%, 2/15/27 (INR)	270,000	4,113
Government of India, 8.40%, 7/28/24 (INR)	94,540	1,434

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Government of India, 9.15%, 11/14/24 (INR)	870,000	13,674
Government of Japan, 0.10%, 3/20/22 (JPY)	1,800,000	17,124
Government of Japan, 0.60%, 6/20/37 (JPY)	1,106,000	11,535
Government of Japan, 0.60%, 12/20/46 (JPY)	252,700	2,681
Government of Japan, 1.20%, 12/20/34 (JPY)	213,600	2,410
Government of Malaysia, 3.80%, 8/17/23 (MYR)	67,200	16,330
Government of Malaysia, 4.736%, 3/15/46 (MYR)	17,475	4,850
Government of Malaysia, 4.921%, 7/6/48 (MYR)	1,370	391
Government of Romania, 4.25%, 6/28/23 (RON)	42,795	10,144
Government of Romania, 5.00%, 2/12/29 (RON)	23,185	5,756
Government of Romania, 5.80%, 7/26/27 (RON)	21,440	5,589
Government of Thailand, 2.125%, 12/17/26 (THB)	183,000	6,280
Government of Thailand, 4.875%, 6/22/29 (THB)	142,500	6,116
Government of the United Kingdom, 1.625%, 10/22/71 (GBP)	2,515	3,965
Italy Buoni Poliennali del Tesoro, 2.15%, 12/15/21 (EUR)	8,765	10,114
Italy Buoni Poliennali del Tesoro, 2.80%, 3/1/67 (EUR)	7,850	9,952
Japan Treasury Discount Bill, 0.00%, 9/9/19 (JPY)	1,640,000	15,438
People's Republic of China, 3.13%, 4/13/22 (CNY)	30,000	4,239
People's Republic of China, 3.60%, 9/6/25 (CNY)	10,000	1,443
People's Republic of China, 4.00%, 6/24/69 (CNY)	10,000	1,476
Republic of Cyprus, 2.375%, 9/25/28 (EUR)	9,713	12,595
Republic of Cyprus, 2.75%, 2/26/34 (EUR)	917	1,272
Republic of Cyprus, 2.75%, 5/3/49 (EUR)	1,080	1,578
Republic of Cyprus, 3.875%, 5/6/22 (EUR)	2,870	3,490
Republic of Cyprus, 4.25%, 11/4/25 (EUR)	2,155	2,961
Republic of Indonesia, 8.125%, 5/15/24 (IDR)	95,000,000	7,071
Republic of Indonesia, 9.00%, 3/15/29 (IDR)	37,052,000	2,871
Republic of Latvia, 1.875%, 2/19/49 (EUR)	1,224	1,770
Republic of Lithuania, 1.625%, 6/19/49 (EUR)	918	1,270
Republic of Serbia, 5.75%, 7/21/23 (RSD)	786,110	8,277
Republic of Serbia, 10.00%, 2/5/22 (RSD)	507,100	5,606

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Republic of Slovenia, 1.50%, 3/25/35 (EUR) (3)	1,525	2,024
Republic of South Africa, 7.75%, 2/28/23 (ZAR)	101,180	6,768
Republic of South Africa, 10.50%, 12/21/26 (ZAR)	203,860	15,102
Republic of South Korea, 1.875%, 3/10/24 (KRW)	24,200,000	20,549
Republic of Sri Lanka Treasury Bills, 10.478%, 10/25/19 (LKR)	600,000	3,308
Republic of Sri Lanka Treasury Bills, 10.499%, 2/28/20 (LKR)	264,000	1,420
Republic of Sri Lanka Treasury Bills, 10.501%, 1/24/20 (LKR)	209,000	1,130
Republic of Sri Lanka Treasury Bills, 10.529%, 11/29/19 (LKR)	77,000	421
Republic of Sri Lanka Treasury Bills, 10.529%, 12/6/19 (LKR)	38,000	208
State of Israel, 1.75%, 8/31/25 (ILS)	27,145	8,214
State of Israel, 5.50%, 1/31/42 (ILS)	32,725	15,407
United Mexican States, 6.50%, 6/9/22 (MXN)	470,000	23,213
United Mexican States, 8.00%, 12/7/23 (MXN)	312,000	16,203
		408,441
Total Foreign Government Obligations & Municipalities (Cost $506,729)		515,101

CONVERTIBLE BONDS 0.1%
INDUSTRIAL 0.1%
Consumer Cyclical 0.1%
Tesla Energy Operations, 1.625%, 11/1/19 (3)	1,737	1,709
Total Convertible Bonds (Cost $1,660)		1,709

COMMON STOCKS 0.0%
INDUSTRIAL 0.0%
Communications 0.0%
T-Mobile USA, EC, 6.50%, 1/15/26 (5)(11)	1,725	22
		22
Industrial Other 0.0%
Mriya Farming (GBP) (5)(11)	1	—

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Mriya Farming, Recovery Certificates (EUR) (5)(11)	128	2
		2
Total Industrial		24
Total Common Stocks (Cost $—)		24

SHORT-TERM INVESTMENTS 12.5%
Money Market Funds 11.8%
T. Rowe Price Government Reserve Fund, 2.15% (12)(13)	137,265	137,265
Total Money Market Funds		137,265
U. S. Treasury Obligations 0.7%
U. S. Treasury Bills, 2.196%, 9/12/19 (14)	8,299	8,295
Total U. S. Treasury Obligations		8,295
Total Short-Term Investments (Cost $145,558)		145,560

SECURITIES LENDING COLLATERAL 1.6%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 1.2%
Short-Term Funds 1.2%
T. Rowe Price Short-Term Fund, 2.22% (12)(13)	1,376	13,756
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		13,756
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 0.4%
Short-Term Funds 0.4%
T. Rowe Price Short-Term Fund, 2.22% (12)(13)	465	4,650
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		4,650
Total Securities Lending Collateral (Cost $18,406)		18,406

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

(Amounts in 000s, except for contracts)

OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty	Description	Contracts	Notional Amount	$ Value
	Credit Default Swap, Protection
	Bought (Relevant Credit: Markit iTraxx
	Crossover-S31, 5 Year Index,
	6/20/24), Pay 5.00% Quarterly,
	Receive upon credit default, 9/18/19
Citibank	@2.63%* (EUR) (11)	1	38,600	146
Total Options Purchased (Cost $462)				146
Total Investments in Securities 101.5%
(Cost $1,164,448)				$1,184,364

Other Assets Less Liabilities (1.5)%				(17,805)
Net Assets 100.0%				$1,166,559

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $206,077 and represents 17.7% of net assets.
(3) All or a portion of this security is on loan at August 31, 2019.
(4) Security has the ability to pay in kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) Level 3 in fair value hierarchy.
(6) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(7) Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage
Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(8) To-Be-Announced purchase commitment - total value of such securities at period-end amounts to $29,637 and represents 2.5% of net assets.
(9) Perpetual security with no stated maturity date.
(10) Security is in default or has failed to make a scheduled interest and/or principal payment.
(11) Non-income producing
(12) Seven-day yield

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

(13)	Affiliated Companies
(14)	At August 31, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
6M PLN WIBOR	Six month PLN WIBOR (Warsaw interbank offered rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
BRL	Brazilian Real
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CMO	Collateralized Mortgage Obligation
CNH	Offshore China Renminbi
CNY	China Renminbi
EC	Escrow CUSIP; represents a beneficial interest in a residual pool of bankruptcy assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EGP	Egyptian Pound
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
IO	Interest-only security for which the fund receives interest on notional principal
JPY	Japanese Yen
KRW	South Korean Won
LKR	Sri Lankan Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
OTC	Over-the-counter
PLN	Polish Zloty
RON	New Romanian Leu
RSD	Serbian Dinar
SEK	Swedish Krona
TBA	To-Be-Announced
THB	Thai Baht
UMBS	Uniform Mortgage-Backed Securities
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR	South African Rand

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

(Amounts in 000s, except for contracts)

OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty	Description	Contracts	Notional Amount	$ Value
	Credit Default Swap, Protection
	Bought (Relevant Credit: Markit iTraxx
	Crossover-S31, 5 Year Index,
	6/20/24), Pay 5.00% Quarterly,
	Receive upon credit default, 9/18/19
Citibank	@ 3.13%* (EUR)	1	38,600	(14)

	Credit Default Swap, Protection Sold
	(Relevant Credit: Markit iTraxx
	Crossover-S31, 5 Year Index,
	6/20/24), Receive 5.00% Quarterly,
	Pay upon credit default, 9/18/19 @
Citibank	2.38%* (EUR)	1	38,600	(60)

Total Options Written (Premiums $(289))				$(74)

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

(Amounts In 000s, except Market Price)
SWAPS (1.0)%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)
BILATERAL SWAPS (0.1)%
Credit Default Swaps, Protection Bought (0.1)%
Goldman Sachs, Protection Bought (Relevant
Credit: Markit CMBX. NA. AAA-S12, 40 Year
Index), Pay 0.50% Monthly, Receive upon credit
default, 8/17/61	55,255	135	344	(209)
Morgan Stanley, Protection Bought (Relevant
Credit: Markit CMBX. NA. BBB-S10, 40 Year
Index), Pay 3.00% Monthly, Receive upon credit
default, 11/17/59	21,500	711	684	27
Total Bilateral Credit Default Swaps, Protection Bought			1,028	(182)
Credit Default Swaps, Protection Sold (0.0)%
Bank of America, N. A. , Protection Sold (Relevant
Credit: Hellenic Republic, 4.30%, 2/24/24,
111.16 EUR*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/22	3,400	(65)	(87)	22
Barclays Bank, Protection Sold (Relevant Credit:
Hellenic Republic, 4.30%, 2/24/24, 111.16
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 12/20/21	2,070	(24)	(110)	86
Barclays Bank, Protection Sold (Relevant Credit:
Hellenic Republic, 4.30%, 2/24/24, 111.16
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 12/20/20	2,070	(2)	(52)	50
Total Bilateral Credit Default Swaps, Protection Sold			(249)	158

Total Bilateral Swaps			779	(24)

*Market Price at August 31, 2019.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

(Amounts In 000s)
	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value	$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.9)%
Credit Default Swaps, Protection Bought (0.8)%
Protection Bought (Relevant Credit: Markit
CDX. NA. HY-S32, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default, 6/20/24	71,775	(5,516)	(4,033)	(1,483)
Protection Bought (Relevant Credit: Markit iTraxx
Crossover-S31, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default, 6/20/24
(EUR)	38,000	(5,043)	(4,049)	(994)
Total Centrally Cleared Credit Default Swaps, Protection Bought				(2,477)
Interest Rate Swaps (0.1)%
10 Year Interest Rate Swap, Pay Fixed 3.149%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 2/13/28 (PLN)	13,189	(489)	—	(489)
10 Year Interest Rate Swap, Pay Fixed 3.158%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 2/14/28 (PLN)	9,986	(372)	1	(373)
10 Year Interest Rate Swap, Pay Fixed 3.16%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 2/12/28 (PLN)	5,024	(188)	—	(188)
30 Year Interest Rate Swap, Pay Fixed 3.024%
Semi-Annually, Receive Variable 2.333% (3M
USD LIBOR) Quarterly, 6/26/48	3,920	(1,356)	1	(1,357)
Total Centrally Cleared Interest Rate Swaps				(2,407)
Total Centrally Cleared Swaps				(4,884)
Net payments (receipts) of variation margin to date				4,828
Variation margin receivable (payable) on centrally cleared
swaps				$(56)

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

				Unrealized
Counterparty	Settlement		Receive	Deliver	Gain/(Loss)
Bank of America, N. A.	9/6/19	CNH	71,451 USD	10,126	$ (149)
Bank of America, N. A.	9/6/19	USD	457 MYR	1,914	3
Bank of America, N. A.	9/6/19	USD	2,757 THB	87,486	(106)
Bank of America, N. A.	9/13/19	ZAR	154,083 USD	10,116	24
Bank of America, N. A.	9/13/19	ZAR	51,361 USD	3,387	(7)
Bank of America, N. A.	10/11/19	USD	3,053 KRW	3,589,950	84
Bank of America, N. A.	12/6/19	USD	10,102 CNH	71,451	152
Bank of America, N. A.	12/13/19	USD	3,349 ZAR	51,361	7
Bank of America, N. A.	12/13/19	USD	3,330 ZAR	51,361	(12)
Bank of America, N. A.	1/10/20	USD	6,647 ZAR	102,722	(14)
Barclays Bank	9/6/19	USD	355 CLP	249,208	9
Barclays Bank	9/13/19	ZAR	51,361 USD	3,337	43
Barclays Bank	1/10/20	USD	3,287 ZAR	51,361	(44)
BNP Paribas	9/6/19	CLP	3,216,013 USD	4,441	16
BNP Paribas	9/6/19	CLP	6,432,026 USD	8,961	(47)
BNP Paribas	9/6/19	CNH	7,761 USD	1,129	(45)
BNP Paribas	9/6/19	MYR	12,655 USD	3,005	1
BNP Paribas	9/6/19	MYR	1,689 USD	410	(9)
BNP Paribas	9/6/19	THB	38,590 USD	1,258	5
BNP Paribas	9/6/19	USD	12,635 CLP	8,849,271	371
BNP Paribas	9/6/19	USD	1,104 CNH	7,635	38
BNP Paribas	9/6/19	USD	4,635 MYR	19,412	24
BNP Paribas	9/12/19	USD	541 ILS	1,904	2
BNP Paribas	9/13/19	USD	11,731 ZAR	176,056	145
BNP Paribas	9/13/19	ZAR	51,361 USD	3,364	16
BNP Paribas	9/13/19	ZAR	6,197 USD	434	(26)
BNP Paribas	10/2/19	BRL	2,002 USD	526	(44)
BNP Paribas	10/18/19	RON	6,692 USD	1,584	(29)
BNP Paribas	10/18/19	USD	2,142 RON	9,051	39
BNP Paribas	10/25/19	JPY	250,916 USD	2,323	49
BNP Paribas	11/15/19	PLN	1,643 USD	427	(13)
BNP Paribas	11/22/19	USD	23,145 EUR	20,709	240
BNP Paribas	11/22/19	USD	8,074 MXN	160,941	154
BNP Paribas	12/6/19	USD	8,967 CLP	6,432,026	42
BNP Paribas	12/6/19	USD	4,447 CLP	3,216,013	(16)
BNP Paribas	12/6/19	USD	2,999 MYR	12,655	7
BNP Paribas	12/6/19	USD	1,258 THB	38,591	(7)
BNP Paribas	12/13/19	USD	4,226 ZAR	65,288	(22)
Canadian Imperial Bank of
Commerce	9/13/19	USD	5,525 ZAR	80,701	214
Canadian Imperial Bank of
Commerce	11/22/19	EUR	226 USD	252	(3)
Citibank	9/6/19	CNH	21,652 USD	3,052	(29)
Citibank	9/6/19	THB	77,186 USD	2,520	5
Citibank	9/6/19	USD	2,754 THB	87,484	(108)
Citibank	9/12/19	USD	1,536 ILS	5,375	14
Citibank	9/12/19	USD	6,409 ILS	22,989	(100)

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

				Unrealized
Counterparty	Settlement		Receive	Deliver	Gain/(Loss)
Citibank	9/13/19	USD	11,240 ZAR	166,272	$ 298
Citibank	9/13/19	ZAR	102,722 USD	6,710	50
Citibank	10/2/19	USD	9,362 BRL	38,179	162
Citibank	10/4/19	USD	13,935 INR	964,511	550
Citibank	10/11/19	USD	4,577 KRW	5,428,848	87
Citibank	10/18/19	RON	27,324 USD	6,476	(127)
Citibank	10/18/19	USD	4,290 RON	18,102	84
Citibank	10/18/19	USD	3,626 RSD	380,475	74
Citibank	10/25/19	JPY	3,241,187 USD	30,179	454
Citibank	10/25/19	USD	6,726 CAD	8,752	148
Citibank	11/12/19	USD	926 ILS	3,207	14
Citibank	11/15/19	PLN	1,644 USD	426	(13)
Citibank	11/22/19	USD	11,478 GBP	9,475	(90)
Citibank	11/22/19	USD	4,076 MXN	80,470	116
Citibank	12/6/19	USD	3,045 CNH	21,652	30
Citibank	12/6/19	USD	2,521 THB	77,186	(10)
Citibank	12/13/19	USD	6,632 ZAR	102,722	(52)
Credit Suisse	9/6/19	USD	430 CLP	305,053	7
Deutsche Bank	9/13/19	ZAR	10,659 USD	756	(55)
Goldman Sachs	9/6/19	CNH	43,304 USD	6,097	(51)
Goldman Sachs	9/6/19	USD	37,173 CNH	257,710	1,189
Goldman Sachs	11/22/19	USD	23,139 EUR	20,709	234
Goldman Sachs	11/22/19	USD	4,028 MXN	80,470	68
Goldman Sachs	12/6/19	USD	6,085 CNH	43,304	55
HSBC Bank	9/6/19	CLP	3,216,013 USD	4,478	(21)
HSBC Bank	9/6/19	CNH	101,765 USD	14,368	(158)
HSBC Bank	9/6/19	MYR	52,393 USD	12,453	(7)
HSBC Bank	9/6/19	THB	77,186 USD	2,522	3
HSBC Bank	9/6/19	USD	17,093 CNH	118,115	601
HSBC Bank	9/6/19	USD	7,941 MYR	33,277	37
HSBC Bank	9/6/19	USD	785 THB	24,196	(7)
HSBC Bank	9/13/19	ZAR	51,361 USD	3,347	32
HSBC Bank	10/4/19	IDR	11,184,950 USD	792	(8)
HSBC Bank	10/4/19	USD	12,332 IDR	176,503,861	(44)
HSBC Bank	10/11/19	USD	6,679 KRW	7,744,896	274
HSBC Bank	11/22/19	USD	4,051 MXN	80,470	92
HSBC Bank	12/6/19	USD	4,485 CLP	3,216,013	22
HSBC Bank	12/6/19	USD	14,338 CNH	101,765	167
HSBC Bank	12/6/19	USD	12,004 MYR	50,620	36
HSBC Bank	12/6/19	USD	2,525 THB	77,186	(6)
HSBC Bank	1/10/20	USD	3,296 ZAR	51,361	(34)
JPMorgan Chase	9/6/19	CLP	6,432,026 USD	8,941	(27)
JPMorgan Chase	9/6/19	CNH	155,691 USD	22,696	(957)
JPMorgan Chase	9/6/19	THB	6,204 USD	200	3
JPMorgan Chase	9/6/19	USD	945 CLP	641,221	56
JPMorgan Chase	9/6/19	USD	5,743 CNH	39,816	184
JPMorgan Chase	9/6/19	USD	2,897 MYR	12,134	15

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

					Unrealized
Counterparty	Settlement		Receive		Deliver	Gain/(Loss)
JPMorgan Chase	9/12/19	USD	500	ILS	1,773	$ (2)
JPMorgan Chase	9/13/19	USD	506	ZAR	7,198	32
JPMorgan Chase	10/2/19	USD	363	BRL	1,401	25
JPMorgan Chase	10/18/19	RON	6,710	USD	1,584	(25)
JPMorgan Chase	10/18/19	RSD	83,878	USD	796	(13)
JPMorgan Chase	10/18/19	USD	1,325	RON	5,573	30
JPMorgan Chase	10/25/19	USD	1,416	JPY	149,013	8
JPMorgan Chase	11/15/19	PLN	901	USD	227	(1)
JPMorgan Chase	11/22/19	USD	1,156	EUR	1,044	2
JPMorgan Chase	11/22/19	USD	699	GBP	572	—
JPMorgan Chase	11/22/19	USD	8,102	MXN	160,940	183
JPMorgan Chase	11/22/19	USD	601	MXN	12,219	—
JPMorgan Chase	11/22/19	USD	5,615	SEK	53,294	156
JPMorgan Chase	12/6/19	USD	8,954	CLP	6,432,026	28
Morgan Stanley	9/6/19	USD	12,725	CLP	8,849,272	461
Morgan Stanley	10/2/19	BRL	7,408	USD	1,853	(68)
Morgan Stanley	10/2/19	USD	10,371	BRL	42,241	193
Morgan Stanley	10/11/19	USD	6,607	KRW	7,744,895	201
Morgan Stanley	10/18/19	USD	2,143	RON	9,048	40
Morgan Stanley	10/25/19	JPY	100,456	USD	931	19
Morgan Stanley	10/25/19	USD	6,715	CAD	8,752	136
RBC Dominion Securities	10/4/19	USD	14,790	INR	1,028,735	513
Societe Generale	9/13/19	USD	1,047	ZAR	14,811	72
Standard Chartered	10/4/19	USD	7,271	IDR	104,107,337	(29)
Standard Chartered	10/4/19	USD	1,947	INR	135,429	68
Standard Chartered	10/11/19	USD	342	KRW	403,256	9
State Street	9/6/19	CNH	21,652	USD	3,074	(51)
State Street	9/12/19	USD	11,631	ILS	41,771	(196)
State Street	9/13/19	ZAR	51,361	USD	3,364	16
State Street	10/18/19	USD	4,289	RON	18,102	83
State Street	11/22/19	USD	23,145	EUR	20,709	241
State Street	11/22/19	USD	5,622	SEK	53,294	163
State Street	12/6/19	USD	3,068	CNH	21,652	53
State Street	1/10/20	USD	3,313	ZAR	51,361	(18)
UBS Investment Bank	9/6/19	USD	578	CLP	402,053	21
UBS Investment Bank	9/12/19	USD	1,960	ILS	6,875	14
UBS Investment Bank	9/13/19	USD	5,640	ZAR	85,428	18
UBS Investment Bank	6/19/20	USD	60,825	EUR	52,913	1,448
UBS Investment Bank	6/19/20	USD	10,680	GBP	8,400	357
Net unrealized gain (loss) on open forward
currency exchange contracts						$8,536

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 247 Government of Australia Bonds ten year
contracts	9/19	24,750	$906
Long, 283 Government of Canada Bonds ten year
contracts	12/19	30,838	36
Long, 158 Government of South Korea Bonds ten
year contracts	9/19	17,558	401
Long, 197 Government of South Korea Bonds three
year contracts	9/19	18,068	96
Long, 515 U. S. Treasury Notes ten year contracts	12/19	67,835	52
Long, 1,258 U. S. Treasury Notes two year contracts	12/19	271,875	122
Long, 1,274 Ultra U. S. Treasury Notes ten year
contracts	12/19	184,013	(260)
Net payments (receipts) of variation margin to date			(1,182)

Variation margin receivable (payable) on open futures contracts			$171

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$710
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$710+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	5/31/19	Cost		Cost	8/31/19
T. Rowe Price Government
Reserve Fund	$57,628		¤	¤	$137,265
T. Rowe Price Short-Term
Fund	30,267		¤	¤	18,406
					$155,671^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $710 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $155,671.

The accompanying notes are an integral part of this Portfolio of Investments.

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Global Multi-Sector Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Corporate Bonds	$—	$ 245,107	$ 17	$ 245,124
Fixed Income Securities[1]	—	775,104	—	775,104
Common Stocks	—	—	24	24
Short-Term Investments	137,265	8,295	—	145,560
Securities Lending Collateral	18,406	—	—	18,406
Options Purchased	—	146	—	146
Total Securities	155,671	1,028,652	41	1,184,364
Swaps	—	846	—	846
Forward Currency Exchange Contracts	—	11,436	—	11,436
Futures Contracts	171	—	—	171
Total	$155,842	$ 1,040,934	$ 41	$ 1,196,817
Liabilities
Options Written	$—	74	—	74
Swaps	—	147	—	147
Forward Currency Exchange Contracts	—	2,900	—	2,900
Total	$—	$ 3,121	$ —	$ 3,121

1 Includes Asset-Backed Securities, Bank Loans, Non-U.S. Government Mortgage-Backed Securities, U.S. Government &
Agency Mortgage-Backed Securities, U.S. Government Agency Obligations (Excluding Mortgage-Backed), Foreign
Government Obligations & Municipalities, Convertible Bonds.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended August 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at August 31, 2019, totaled less than $1,000 for the period ended August 31, 2019.

($000s)
	Beginning
	Balance	Gain (Loss)	Total	Ending Balance
	6/1/19	During Period	Sales	8/31/19
Investment in Securities
Bank Loans	$524	$ 16	$ (540)	$ —
Common Stocks	24	—	—	24
Corporate Bonds	17	—	—	17
Total Level 3	$565	$ 16	$ (540)	$ 41